Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value Measurements, Recurring and Nonrecurring (Tables)	3 Months Ended
Sep. 30, 2012
Fair Value Measurements, Recurring and Nonrecurring:
Fair Value Measurements, Recurring and Nonrecurring

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument..

Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.